Derivatives - Offsetting Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Counterparty	Dec. 31, 2016 USD ($)
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Number of master netting agreements supported by primary counterparty's parent guarantee | Counterparty	17
Number of credit support agreements by primary counterparty | Counterparty	16
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	$ 78	$ 259
Net Amounts of Derivative Assets	51	220
Derivatives Subject to Master Netting Agreements
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	78	259
Gross Amount of Eligible Offsetting Recognized Derivative Liabilities	27	39
Net Amounts of Derivative Assets	$ 51	$ 220